PROSPECTUS SUPPLEMENT TO
                        VAN ECK GLOBAL FUNDS PROSPECTUS
                              DATED MARCH 17, 1996

EFFECTIVE FEBRUARY 20, 1996

                          AMENDMENTS TO THE PROSPECTUS

ALTERNATIVE PURCHASE ARRANGEMENTS                             PPS. 33, 35, 36

With respect to the Class C shares of Global Hard Assets Fund, and the 1% contingent deferred redemption charge with respect to purchases made prior to November 1, 1996 and Rule 12b-1 payments are waived until November 1, 1996.

GLOBAL HARD ASSETS FUND (CLASS C)**                           P. 37

**Global Hard Assets Fund-C has suspended payment under its 12b-1 Plan until November 1, 1996. Brokers or Agents who sell Class C shares of Global Hard Assets Fund will not receive the 1% 12b-1 fee for distribution and servicing on eligible purchases prior to November 1, 1996 but will receive 1% of the purchase price as a commission after the thriteenth month on assets remaining in the Fund for twelve months.

GLOBAL HARD ASSETS FUND (CLASS A)                             P. 36

For the period February 20, 1996 to April 30, 1996, the discount ("reallowance") paid to Brokers or Agents selling the Global Hard Assets Fund (Class A) will be 100% of the full sales charge.


EFFECTIVE MARCH 12, 1996

CLASS B SHARES OF ASIA DYNASTY FUND AND GLOBAL BALANCED FUND  P.32

The Class B shares of Asia Dynasty Fund and Global Balanced Fund are being reopened to new sales effective March 12, 1996.


                                 Prospectus Supplement Dated February  20, 1996

                            PROSPECTUS SUPPLEMENT TO
                        VAN ECK GLOBAL FUNDS PROSPECTUS
                              DATED MARCH 17, 1996

AMENDMENTS TO THE PROSPECTUS

INVESTMENT SUB-ADVISER TO ASIA DYNASTY FUND                   PP. 1,11,19,44
AND ASIA INFRASTRUCTURE FUND

Effective January 1, 1996, the Sub-Adviser to the Asia Dynasty Fund and Asia Infrastructure Fund is AIG Global Investment Corp.("AIG GLOBAL"). The investment personnel and management responsible for these Funds remain unchanged. Activities of AIG Asset Management Inc., the previous Sub-Adviser/Adviser to these Funds, were part of a consolidation of a worldwide investment management business American International Group, Inc. into AIG Global.

AIG Global, 70 Pine Street, New York, NY 10270 serves as sub-investment adviser to the Asia Dynasty Fund and Asia Infrastructure Fund pursuant to a Sub-Investment Advisory Agreement with the Adviser. AIG Global is a wholly owned subsidiary of American International Group, Inc.
("American International").

AIG Global and its affiliates currently have approximately 20 investment professionals throughout Southeast Asia. In providing sub-advisory services to the Asia Dynasty Fund and Asia Infrastructure Fund, AIG Global utilizes the services of AIG Global Investment Corp. (Asia), Ltd. ("AIG Global (Asia)") (formerly AIG Investment Corp.(Asia)), one of AIG Global's affiliates. AIG Global (Asia) currently has nine investment professionals based in Hong Kong and generally has access to the resources of AIG Global and its local affiliates throughout Southeast Asia. As of December 31, 1995, total assets under management by AIG Global and its affiliates on behalf of all clients amounted to over $60 billion. AIG Global also serves as investment adviser to other registered investment companies.

Peter Soo, Investment Officer of AIG Global is responsible for managing the Asia Dynasty Fund's and Asia Infrastructure Fund's portfolio of investments and has been serving in such capacity since the Funds commenced operations. He is also Vice President of AIG Global (Asia), an indirect subsidiary of American International along with AIG Global, which serves as Sub-Investment Adviser to the Funds.

WORLD TRENDS FUND AND GLOBAL SMALL CAP FUND

Shares of the World Trends Fund and Global Small Cap Fund are no longer being offered for sale.

                                 Prospectus Supplement Dated February 20, 1996

                            PROSPECTUS SUPPLEMENT TO
                    VAN ECK GOLD AND MONEY FUNDS PROSPECTUS
                              DATED MARCH 17, 1996

EFFECTIVE FEBRUARY 20, 1996

                          AMENDMENT TO THE PROSPECTUS

ALTERNATIVE PURCHASE ARRANGEMENTS                             PPS. 24,26,27

With respect to the Class C shares of Gold Opportunity Fund, and the 1% contingent deferred redemption charge with respect to purchases made prior to November 1, 1996 and Rule 12b-1 payments are waived until November 1, 1996.


GOLD OPPORTUNITY FUND (CLASS C)**                             P. 28

**...Gold Opportunity Fund-C has suspended payment under its 12b-1 Plan until November 1, 1996. Brokers or Agents who sell Class C shares of Gold Opportunity Fund will not receive the 1 % 12b-1 fee for distribution and servicing on eligible purchases prior to November 1, 1996 but will receive 1% of the purchase price as a commission after the thirteenth month on assets remaining in the Fund for twelve months.


INTERNATIONAL INVESTORS GOLD FUND (CLASS A), GOLD/RESOURCES FUND (CLASS A)
AND GOLD OPPORTUNITY FUND (CLASS A)                           P. 27

For the period February 20, 1996 to April 30, 1996, the discount ("reallowance") paid to Brokers or Agents selling the Fund will be 100% of the full sales charge.

                                 Prospectus Supplement Dated February 20, 1996